CAPITAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [text block]
The following table reconciles the change in Vermilion's capital assets:

($M)	2017	2016
Balance at January 1	3,433,245	3,467,369
Additions	290,593	241,545
Transfers from exploration and evaluation assets	8,187	—
Property acquisitions	25,390	189,853
Changes in asset retirement obligations	(48,187)	149,492
Depletion and depreciation	(479,698)	(491,508)
Recognition of finance lease asset	—	960
Impairment	—	(14,762)
Foreign exchange	108,435	(109,704)
Balance at December 31	3,337,965	3,433,245

Cost	6,539,052	6,256,485
Accumulated depletion and depreciation	(3,201,087)	(2,823,240)
Carrying amount at December 31	3,337,965	3,433,245